INVENTORIES (Tables)	3 Months Ended
Mar. 31, 2023
Inventories [Abstract]
Schedule of inventories

(in millions)	March 31, 2023	December 31, 2022
Work in progress	$1,012	$1,025
Raw materials and supplies	411	314
Total	$1,423	$1,339